BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2026 USD ($)	Dec. 31, 2025 shares
Disclosure of limited partners equity [Line Items]
Units owned directly and indirectly (as a percent)	24.00%		24.00%
Amount authorized for issuance under ATM equity program | $					$ 400
Number of shares issued in the period (in shares)	3,218,037		5,994,833
Proceeds from issuing shares | $	$ 122		$ 237
Brookfield Corporation And Affiliates
Disclosure of limited partners equity [Line Items]
Ownership percentage (as a percent)	9.50%		9.50%
BEPC Class B Shares
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	43,661		43,661			43,661
Number of shares outstanding (in shares)	43,661		43,661			43,661
Redeemable and exchangeable partnership units, exchange ratio			1
Units outstanding (in shares) | $ / shares	$ 34.73		$ 34.73
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Redeemable and exchangeable partnership units, exchange ratio			1
Units outstanding (in shares) | $ / shares	$ 34.73		$ 34.73
Number of units direct and indirect owned (in shares)	10,094,152		10,094,152
BEPC Class C Shares
Disclosure of limited partners equity [Line Items]
Redeemable and exchangeable partnership units, exchange ratio			1
Units outstanding (in shares) | $ / shares	$ 34.73		$ 34.73
Class A.2 Exchangeable Shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)	34,719,683		34,719,683			34,719,683
Units outstanding (in shares) | $ / shares	$ 37.12		$ 37.12
Number of units direct and indirect owned (in shares)	34,719,683		34,719,683
Share exchanges (in shares)			0
Dividends paid | $	$ 0	$ 66	$ 0	$ 161
Number of shares issued in the period (in shares)			0
BEPC exchangeable shares outstanding (units)
Disclosure of limited partners equity [Line Items]
Share exchanges (in shares)	366	248	366	35,561
Dividends paid | $	$ 73	$ 67	$ 144	$ 135
Shares classified as financial liability ($ millions)
Disclosure of limited partners equity [Line Items]
Decrease in share exchange liability | $	$ 1	$ 1	$ 1	$ 1
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)						7,244,255
Units for normal course issuer bid (as a percent)						5.00%